Note 20 - Comprehensive Income	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
20.
Comprehensive Income:

During the year ended
December 31, 2018,
Other comprehensive income increased with net gains of
$5,508
relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (gain of
$5,382
), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of
$74
), (ii) the Net settlements on interest rate swaps qualifying for cash flow hedge (
$11
) and (iii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation (
$63
).

During the year ended
December 31, 2019,
Other comprehensive income decreased with net losses of
$5,753
relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of
$3,931
), net of the settlements to net income of derivatives that qualify for hedge accounting (loss of
$1,885
) and (ii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation (
$63
).

During the year ended
December 31, 2020,
Other comprehensive loss increased with net losses of
$6,743
relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of
$8,129
), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of
$1,323
) and (ii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation (
$63
).

As at
December 31, 2018,
2019
and
2020,
Comprehensive income amounted to
$72,747,
$93,246
and
$2,134,
respectively.